CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Aug. 31, 2020	Feb. 29, 2020	Feb. 28, 2019	Aug. 30, 2018
Current Assets
Cash	$ 15,539	$ 69,276	$ 313,049
Prepaid expenses and other current assets	22,568	69,584	91,130
Total Current Assets	38,107	138,860	404,179
Marketable securities held in Trust Account	34,439,933	60,882,949	65,241,920	$ 64,515,000
Total Assets	34,478,040	61,021,809	65,646,099
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued expenses	736,437	299,653	23,050
Total Current Liabilities	736,437	299,653	23,050
Convertible promissory note - related party	1,425,000	750,000
Deferred underwriting fee payable	2,213,750	2,213,750	2,213,750	$ 2,213,750
Total Liabilities	4,375,187	3,263,403	2,236,800
Commitments (Note 7)
Ordinary shares subject to possible redemption, 2,328,425 and 4,964,590 shares at redemption value at August 31, 2020 and February 29, 2020, respectively	25,102,851	52,758,399	58,409,291
Shareholders' Equity
Preferred shares, no par value; unlimited shares authorized, none issued and outstanding	0	0	0
Ordinary shares, no par value; unlimited shares authorized; 2,806,128 and 2,704,587 shares issued and outstanding (excluding 2,328,425 and 4,964,590 shares subject to possible redemption) at August 31, 2020 and February 29, 2020, respectively	4,479,766	3,807,973	4,425,877
Retained earnings	520,236	1,192,034	574,131
Total Shareholders' equity	5,000,002	5,000,007	5,000,008
Total Liabilities and Shareholders' Equity	$ 34,478,040	$ 61,021,809	$ 65,646,099